VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.8%
U.S. Treasury Bonds
1.250%, 5/15/50	$ 1,965	$ 1,027
3.625%, 5/15/53	3,165	2,855
U.S. Treasury Note 4.125%, 11/15/32	1,775	1,774
Total U.S. Government Securities (Identified Cost $6,250)		5,656

Municipal Bonds—2.2%
California—0.7%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	685
Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	300	285
Illinois—0.7%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	743
New York—0.5%
Metropolitan Transportation Authority Bidding Group Series A 5.000%, 11/15/45	430	458
Total Municipal Bonds (Identified Cost $2,255)		2,171

Foreign Government Securities—28.8%
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	845	542
144A 8.500%, 1/31/47(1)	715	378
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(2)(3)	1,380	138
	Par Value	Value

Foreign Government Securities—continued
China Government International Bond RegS 3.250%, 10/19/23(3)	$ 525	$ 524
Dominican Republic
144A 4.875%, 9/23/32(1)	1,565	1,324
144A 6.850%, 1/27/45(1)	615	550
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,265	1,149
Federative Republic of Brazil
6.000%, 10/20/33	715	696
4.750%, 1/14/50	365	268
Finance Department Government of Sharjah 144A 6.500%, 11/23/32(1)	300	305
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	585	589
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(1)	630	317
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	1,450	1,334
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	200	156
144A 5.500%, 12/11/42(1)	590	499
Mongolia Government International Bond 144A 3.500%, 7/7/27(1)	525	439
Oman Government International Bond 144A 7.375%, 10/28/32(1)	595	648
Republic of Angola 144A 8.250%, 5/9/28(1)	1,105	964
Republic of Argentina 3.500%, 7/9/41(4)	2,010	616
Republic of Colombia
3.250%, 4/22/32	690	517
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
4.125%, 5/15/51	$ 270	$ 162
Republic of Ecuador 144A 6.000%, 7/31/30(1)(4)	415	202
Republic of Guatemala
144A 5.250%, 8/10/29(1)	315	298
144A 3.700%, 10/7/33(1)	830	667
Republic of Indonesia 2.850%, 2/14/30	1,540	1,351
Republic of Ivory Coast
144A 6.375%, 3/3/28(1)	385	363
144A 6.125%, 6/15/33(1)	435	371
Republic of Kenya 144A 8.000%, 5/22/32(1)	510	421
Republic of Nigeria 144A 7.375%, 9/28/33(1)	525	400
Republic of Panama
3.298%, 1/19/33	615	506
3.870%, 7/23/60	850	544
Republic of Philippines 3.700%, 3/1/41	960	770
Republic of Poland 4.875%, 10/4/33	440	426
Republic of Serbia 144A 6.500%, 9/26/33(1)	300	295
Republic of South Africa
5.875%, 4/20/32	745	658
5.650%, 9/27/47	360	255
Republic of Turkey
7.625%, 4/26/29	1,175	1,140
9.125%, 7/13/30	1,055	1,074
4.875%, 4/16/43	935	620
Saudi International Bond
144A 3.625%, 3/4/28(1)	900	849
144A 5.500%, 10/25/32(1)	430	443
144A 4.875%, 7/18/33(1)	445	438
144A 4.500%, 10/26/46(1)	780	657
	Par Value	Value

Foreign Government Securities—continued
State of Israel 2.750%, 7/3/30	$ 480	$ 417
State of Qatar
144A 3.750%, 4/16/30(1)	450	425
144A 4.400%, 4/16/50(1)	365	321
Ukraine Government
144A 7.750%, 9/1/26(1)(2)	565	162
RegS 7.750%, 9/1/26(2)(3)	350	101
United Mexican States
2.659%, 5/24/31	310	257
6.350%, 2/9/35	300	310
6.338%, 5/4/53	1,177	1,173
Total Foreign Government Securities (Identified Cost $33,309)		28,029

Mortgage-Backed Securities—11.8%
Agency—2.9%
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	939	911
Pool #MA4785 5.000%, 10/1/52	467	453
Pool #MA4805 4.500%, 11/1/52	810	768
Pool #MA5072 5.500%, 7/1/53	704	695
		2,827

Non-Agency—8.9%
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(1)(4)	620	577
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(1)	770	754
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(1)(4)	$ 85	$ 79
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	365	357
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.208%, 4/15/37(1)(4)	270	265
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	515	429
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	84	74
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	216	191
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	339	310
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(1)(4)	149	142
2022-5, A1 144A 4.550%, 4/25/67(1)(4)	356	344
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	314	275
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(4)	38	35
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(1)	475	432
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.799%, 8/15/39(1)(4)	435	435
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.761%, 10/25/29(1)(4)	163	143
	Par Value	Value

Non-Agency—continued
Mill City Mortgage Loan Trust 2017-3, B1 144A 3.250%, 1/25/61(1)(4)	$ 338	$ 276
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	220	207
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	169	155
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	492	460
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	45	42
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	150	145
Preston Ridge Partners Mortgage LLC 2021-2, A1 144A 2.115%, 3/25/26(1)(4)	297	286
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	79	66
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	51	40
Towd Point Mortgage Trust
2016-4, B1 144A 3.959%, 7/25/56(1)(4)	260	238
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	265	249
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	171	152
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	215	185
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	150	134
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	$ 500	$ 498
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	226	211
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	153	143
Verus Securitization Trust 2022-4, A1 144A 4.474%, 4/25/67(1)(4)	308	294
		8,623

Total Mortgage-Backed Securities (Identified Cost $12,063)		11,450

Asset-Backed Securities—12.7%
Automobiles—5.8%
ACC Trust 2022-1, C 144A 3.240%, 10/20/25(1)(5)	545	386
Avid Automobile Receivables Trust 2019-1, D 144A 4.030%, 7/15/26(1)	390	387
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	480	454
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	440	403
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	450	446
GLS Auto Receivables Issuer Trust
2020-3A, D 144A 2.270%, 5/15/26(1)	476	467
2020-3A, E 144A 4.310%, 7/15/27(1)	550	534
2023-1A, B 144A 6.190%, 6/15/27(1)	439	438
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	470	431
	Par Value	Value

Automobiles—continued
2023-2A, D 144A 6.300%, 2/15/31(1)	$ 365	$ 359
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	320	308
Santander Drive Auto Receivables Trust 2022-7, A2 5.810%, 1/15/26	230	230
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(1)	363	362
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	430	426
		5,631

Consumer Loans—0.4%
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	363	363
Credit Card—0.5%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	480	443
Other—6.0%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.970%, 7/15/53(1)	365	363
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	39	39
2020-AA, D 144A 7.150%, 7/17/46(1)	400	342
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	466	414
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	81	77
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	$ 416	$ 411
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)	332	333
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	480	430
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	412	349
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	348	322
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	473	458
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(1)	405	387
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	514	494
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	190	166
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	292	273
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	585	555
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	532	448
		5,861

Total Asset-Backed Securities (Identified Cost $12,904)		12,298
	Par Value	Value

Corporate Bonds and Notes—65.7%
Communication Services—4.4%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 185	$ 82
Altice France S.A.
144A 5.125%, 7/15/29(1)	125	88
144A 5.500%, 10/15/29(1)	185	134
AT&T, Inc. 5.400%, 2/15/34	290	282
CSC Holdings LLC
5.250%, 6/1/24	145	138
144A 7.500%, 4/1/28(1)	295	188
CT Trust 144A 5.125%, 2/3/32(1)	550	451
DISH DBS Corp.
5.875%, 11/15/24	180	167
7.750%, 7/1/26	170	127
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	250	224
Grupo Televisa SAB 4.625%, 1/30/26	525	510
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	365	217
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	250	206
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	275	79
Sprint Capital Corp. 8.750%, 3/15/32	235	280
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	725	614
Telesat Canada 144A 6.500%, 10/15/27(1)	180	89
T-Mobile USA, Inc. 5.050%, 7/15/33	151	146
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Communication Services—continued
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	$ 285	$ 232
		4,254

Consumer Discretionary—3.5%
Ashtead Capital, Inc. 144A 2.450%, 8/12/31(1)	570	446
Carnival Corp. 144A 7.000%, 8/15/29(1)	35	35
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	215	187
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	215	210
Clarios Global LP
144A 8.500%, 5/15/27(1)	245	247
144A 6.750%, 5/15/28(1)	25	25
eG Global Finance plc 144A 8.500%, 10/30/25(1)	300	297
Ford Motor Co. 3.250%, 2/12/32	120	94
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	204
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	180	163
MDC Holdings, Inc. 3.966%, 8/6/61	440	258
Newell Brands, Inc. 6.625%, 9/15/29	227	225
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	220	209
Nordstrom, Inc. 4.250%, 8/1/31	300	226
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	105	106
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	290	231
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	12	13
	Par Value	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	$ 255	$ 225
		3,401

Consumer Staples—1.5%
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 6/1/30	305	280
BAT Capital Corp. 7.750%, 10/19/32	395	429
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	295	268
Coty, Inc. 144A 6.625%, 7/15/30(1)	230	230
Pilgrim’s Pride Corp. 6.250%, 7/1/33	300	298
		1,505

Energy—17.6%
Aker BP ASA 144A 2.000%, 7/15/26(1)	263	236
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	269	268
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	190	182
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	255	255
BP Capital Markets plc 4.875% (6)	375	340
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	95	94
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	180	186
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	215	217
144A 6.714%, 8/15/63(1)	40	41
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	$ 382	$ 395
CrownRock LP 144A 5.625%, 10/15/25(1)	255	251
Ecopetrol S.A.
4.625%, 11/2/31	695	546
8.875%, 1/13/33	585	591
Enbridge, Inc. 7.625%, 1/15/83	345	348
Energy Transfer LP Series H 6.500% (6)	245	223
Fermaca Enterprises S de RL de C.V. 144A 6.375%, 3/30/38(1)	719	692
Genesis Energy LP 8.875%, 4/15/30	395	393
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	235	235
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	290	269
144A 6.000%, 2/1/31(1)	200	183
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(3)	200	189
KazMunayGas National Co. JSC
144A 5.375%, 4/24/30(1)	310	282
144A 5.750%, 4/19/47(1)	640	514
144A 6.375%, 10/24/48(1)	200	167
Kinder Morgan, Inc. 7.750%, 1/15/32	380	425
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	198
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	270	262
Mesquite Energy, Inc. 144A 7.250%, 2/15/24(1)	135	11
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	195	188
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	255	245
	Par Value	Value

Energy—continued
Occidental Petroleum Corp. 6.125%, 1/1/31	$ 405	$ 408
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)	154	2
Pertamina Persero PT
144A 2.300%, 2/9/31(1)	1,075	865
RegS 6.450%, 5/30/44(3)	815	820
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(7)	1,820	116
Petroleos Mexicanos
6.500%, 3/13/27	930	812
5.950%, 1/28/31	825	596
6.700%, 2/16/32	935	703
6.500%, 6/2/41	350	217
7.690%, 1/23/50	595	396
6.375%, 1/23/45	1,700	1,034
6.350%, 2/12/48	520	311
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	555	504
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	760	624
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	625	642
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	250	232
Transocean, Inc.
144A 11.500%, 1/30/27(1)	9	9
144A 8.750%, 2/15/30(1)	214	219
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	245	208
		17,144

Financials—16.2%
Acrisure LLC 144A 7.000%, 11/15/25(1)	440	425
Allstate Corp. (The) Series B (3 month LIBOR + 2.938%) 8.564%, 8/15/53(4)	391	386
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
American Express Co. 5.625%, 7/28/34	$ 255	$ 251
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	260	250
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(1)	990	907
Banco do Brasil S.A. 144A 3.250%, 9/30/26(1)	200	184
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	780	628
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(1)	510	497
Banco Santander Chile 144A 3.177%, 10/26/31(1)	150	127
Bancolombia S.A. 4.625%, 12/18/29	300	263
Bank of America Corp.
5.015%, 7/22/33	295	284
2.482%, 9/21/36	395	300
Bank of New York Mellon Corp. (The) 5.834%, 10/25/33	385	395
Barclays plc 7.437%, 11/2/33	420	449
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	700	605
Blackstone Private Credit Fund 2.625%, 12/15/26	200	172
Blue Owl Credit Income Corp. 4.700%, 2/8/27	259	237
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	160	141
Brookfield Finance, Inc. 2.724%, 4/15/31	460	375
Capital One Financial Corp. 2.359%, 7/29/32	420	300
Charles Schwab Corp. (The) Series H 4.000% (6)	360	272
	Par Value	Value

Financials—continued
Citadel LP 144A 4.875%, 1/15/27(1)	$ 340	$ 327
Citigroup, Inc.
6.270%, 11/17/33	270	281
6.174%, 5/25/34	204	203
Citizens Bank N.A. 2.250%, 4/28/25	250	232
Cobra AcquisitionCo. LLC 144A 6.375%, 11/1/29(1)	175	121
Corebridge Financial, Inc. 6.875%, 12/15/52	337	328
Discover Financial Services 6.700%, 11/29/32	126	125
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	585	523
Export-Import Bank Korea 5.125%, 1/11/33	600	606
Fifth Third Bancorp 4.337%, 4/25/33	245	216
First American Financial Corp. 4.000%, 5/15/30	330	287
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	137	134
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	175	145
6.450%, 5/1/36	135	141
Huntington Bancshares, Inc. 2.550%, 2/4/30	280	229
JPMorgan Chase & Co. 5.350%, 6/1/34	135	133
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	400	323
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.628%, 4/20/67(4)	324	216
MDGH-GMTN RSC Ltd. 144A 4.500%, 11/7/28(1)	750	731
MetLife, Inc. Series G 3.850% (6)	220	203
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	$ 370	$ 329
Morgan Stanley
6.342%, 10/18/33	355	372
5.948%, 1/19/38	174	169
MSCI, Inc. 144A 3.625%, 9/1/30(1)	126	109
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.541%, 4/30/43(4)	165	162
Prudential Financial, Inc.
6.000%, 9/1/52	47	45
6.750%, 3/1/53	220	218
State Street Corp. 4.821%, 1/26/34	300	285
Synchrony Financial
4.875%, 6/13/25	65	63
3.700%, 8/4/26	93	85
Toronto-Dominion Bank (The) 8.125%, 10/31/82	435	437
Wells Fargo & Co.
5.389%, 4/24/34	145	141
Series BB 3.900%(6)	400	355
		15,722

Health Care—4.3%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	235	177
Amgen, Inc.
5.250%, 3/2/33	140	139
5.650%, 3/2/53	82	81
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	25	16
144A 11.000%, 9/30/28(1)	105	75
144A 14.000%, 10/15/30(1)	20	12
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	270	237
	Par Value	Value

Health Care—continued
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	$ 170	$ 144
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	370	335
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	245	141
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	335	288
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	36	35
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	305	310
HCA, Inc. 5.500%, 6/1/33	360	354
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)(5)	60	3
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	360	356
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	84	84
144A 10.000%, 4/15/27(1)	125	127
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	220	169
Teva Pharmaceutical Finance Netherlands III B.V. 5.125%, 5/9/29	280	257
Universal Health Services, Inc. 2.650%, 1/15/32	400	311
Viatris, Inc. 2.700%, 6/22/30	265	215
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	325	285
		4,151

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Industrials—4.4%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	$ 340	$ 329
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	301	284
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	90	89
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	180	161
Boeing Co. (The)
3.750%, 2/1/50	315	230
5.930%, 5/1/60	160	154
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	382	321
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	200	215
Concentrix Corp. 6.650%, 8/2/26	175	175
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	481	398
Deluxe Corp. 144A 8.000%, 6/1/29(1)	130	110
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	265	231
Icahn Enterprises LP 6.250%, 5/15/26	235	218
Jacobs Engineering Group, Inc. 6.350%, 8/18/28	105	107
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	175	163
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	371	367
Sempra Global 144A 3.250%, 1/15/32(1)	405	326
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	240	239
	Par Value	Value

Industrials—continued
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	$ 155	$ 143
		4,260

Information Technology—2.7%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	195	177
144A 4.000%, 7/1/29(1)	220	197
CDW LLC 3.569%, 12/1/31	338	286
Central Parent LLC 144A 8.000%, 6/15/29(1)	20	20
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	35	32
144A 6.500%, 10/15/28(1)	55	50
Dell International LLC 8.100%, 7/15/36	243	279
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	175
Kyndryl Holdings, Inc. 3.150%, 10/15/31	180	140
Leidos, Inc. 2.300%, 2/15/31	390	309
Oracle Corp.
6.150%, 11/9/29	110	115
3.850%, 4/1/60	185	126
SK Hynix, Inc. 144A 2.375%, 1/19/31(1)	585	452
Viasat, Inc. 144A 5.625%, 9/15/25(1)	345	326
		2,684

Materials—3.9%
ArcelorMittal S.A. 6.800%, 11/29/32	280	288
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	455	308
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	370	330
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	295	295
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Materials—continued
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	$ 340	$ 277
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	260	238
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	145	143
Mercer International, Inc. 5.125%, 2/1/29	45	37
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	405	400
OCP S.A.
144A 5.625%, 4/25/24(1)	660	655
144A 3.750%, 6/23/31(1)	200	165
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	230	212
Teck Resources Ltd. 6.125%, 10/1/35	340	334
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	87	73
		3,755

Real Estate—2.3%
EPR Properties
4.750%, 12/15/26	260	239
3.600%, 11/15/31	95	73
GLP Capital LP
5.750%, 6/1/28	96	93
3.250%, 1/15/32	132	106
Kite Realty Group Trust 4.750%, 9/15/30	400	366
Office Properties Income Trust 4.500%, 2/1/25	575	514
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	285	224
Service Properties Trust 4.500%, 3/15/25	290	274
VICI Properties LP
4.950%, 2/15/30	110	104
	Par Value	Value

Real Estate—continued
5.125%, 5/15/32	$ 185	$ 172
144A 4.625%, 6/15/25(1)	70	68
		2,233

Utilities—4.9%
CMS Energy Corp. 4.750%, 6/1/50	460	402
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	345	355
144A 6.900%, 5/23/53(1)	365	381
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	440
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	640	631
Ferrellgas LP
144A 5.375%, 4/1/26(1)	90	85
144A 5.875%, 4/1/29(1)	90	79
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	400	397
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	320	318
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(1)	950	902
Southern Co. (The) Series 21-A 3.750%, 9/15/51	490	423
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	240	211
Vistra Corp. 144A 8.000% (1)(6)	125	120
		4,744

Total Corporate Bonds and Notes (Identified Cost $71,492)		63,853

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Leveraged Loans—14.3%
Aerospace—0.8%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.314%, 2/15/29(4)	$ 129	$ 126
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.181%, 6/7/28(4)	162	161
Dynasty Acquisition Co., Inc.
2023, Tranche B-1 (1 month Term SOFR + 4.000%) 9.315%, 8/24/28(4)	129	128
2023, Tranche B-2 (1 month Term SOFR + 4.000%) 9.315%, 8/24/28(4)	55	55
Kestrel Bidco, Inc. (1 month Term SOFR + 3.100%) 8.415%, 12/11/26(4)	149	146
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(4)	196	204
		820

Chemicals—0.5%
Trinseo Materials Operating SCA 2018 (3 month LIBOR + 2.000%) 7.538%, 9/6/24(4)	294	289
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.818%, 8/1/30(4)	195	194
		483

	Par Value	Value

Consumer Non-Durables—0.7%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.750%) 11.337%, 12/8/28(4)	$ 171	$ 167
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.253%, 12/22/26(4)	294	290
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 9.538%, 8/12/24(4)	227	208
		665

Energy—0.8%
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.946%, 6/17/27(4)	165	163
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 9.253%, 10/18/28(4)	156	156
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) (8.682% - 8.692%), 10/5/28(4)	139	139
Traverse Midstream Partners LLC 2023, Tranche B (3 month Term SOFR + 3.850%) 9.216%, 2/16/28(4)	293	292
		750

Financials—0.3%
Asurion LLC Tranche B-9 (3 month LIBOR + 3.250%) 8.788%, 7/31/27(4)	135	130
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.172%, 6/15/25(4)	$ 152	$ 152
		282

Food / Tobacco—1.1%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.670%, 5/16/29(4)	144	141
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 7.681%, 1/29/27(4)	294	293
Naked Juice LLC (2-3 month Term SOFR + 3.350%) (8.592% - 8.669%), 1/24/29(4)	234	221
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.615%, 7/12/29(4)	119	119
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.500%) 8.946%, 9/23/27(4)	150	149
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.753%, 3/31/28(4)	141	138
		1,061

Forest Prod / Containers—0.1%
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.696%, 3/3/28(4)	137	133
Gaming / Leisure—1.0%
Carnival Corp. (1 month Term SOFR + 3.000%) 8.317%, 8/9/27(4)	140	140
	Par Value	Value

Gaming / Leisure—continued
ECL Entertainment LLC Tranche B (3 month LIBOR + 0.000%) 0.000%, 8/31/23(4)(8)	$ 155	$ 155
Entain plc Tranche B-2 (3-6 month Term SOFR + 3.600%) (8.437% - 8.885%), 10/31/29(4)	25	25
J&J Ventures Gaming LLC
(3 month LIBOR + 3.250%) 0.000%, 8/15/30(4)(8)	157	152
2023 (3 month LIBOR + 4.750%) 0.000%, 4/15/30(4)(8)	88	84
Ontario Gaming Gta Ltd. Partnership Tranche B (2 month Term SOFR + 4.250%) 9.620%, 9/29/23(4)	60	60
Playa Hotels & Resorts B.V. (1 month Term SOFR + 4.250%) 9.564%, 1/5/29(4)	146	146
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.369%, 4/29/26(4)	168	168
		930

Health Care—2.3%
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.696%, 9/29/28(4)	243	241
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.342%, 10/1/27(4)	148	145
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.592%, 8/19/28(4)	$ 114	$ 113
LifePoint Health, Inc. Tranche B, First Lien (3 month Term SOFR + 4.012%) 9.377%, 11/16/25(4)	283	280
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.696%, 10/23/28(4)	303	303
Phoenix Guarantor, Inc. Tranche B-1 (1 month Term SOFR + 3.364%) 8.696%, 3/5/26(4)	489	486
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.068%, 12/11/26(4)	65	65
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.092%, 10/1/26(4)	142	142
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.753%, 11/20/26(4)	187	177
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.196%, 7/2/25(4)	254	249
		2,201

Information Technology—2.3%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.742%, 9/18/26(4)	135	135
	Par Value	Value

Information Technology—continued
Second Lien (3 month Term SOFR + 6.750%) 11.992%, 9/17/27(4)	$ 247	$ 247
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.492%, 7/6/29(4)	284	284
ConnectWise LLC (1 month Term SOFR + 3.614%) 8.946%, 9/29/28(4)	83	81
Epicor Software Corp. Tranche C (1 month Term SOFR + 3.364%) 8.696%, 7/30/27(4)	165	164
Finastra USA, Inc. First Lien (6 month LIBOR + 3.500%) 9.231%, 6/13/24(4)	228	228
Indicor LLC (3 month Term SOFR + 4.500%) 9.742%, 11/22/29(4)	195	195
Polaris Newco LLC First Lien (3 month LIBOR + 4.000%) 9.538%, 6/2/28(4)	155	150
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.696%, 3/10/28(4)	194	191
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.446%, 4/24/28(4)	146	144
Software AG (3 month LIBOR + 4.000%) 0.000%, 8/1/30(4)(8)	92	92
Sophia LP Tranche B (3 month LIBOR + 3.500%) 9.038%, 10/7/27(4)	174	174
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.618%, 5/3/27(4)	$ 10	$ 10
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.618%, 5/4/26(4)	163	163
		2,258

Manufacturing—0.6%
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 9.164%, 3/15/30(4)	145	145
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.946%, 10/21/28(4)	220	219
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 9.168%, 2/23/29(4)	189	189
		553

Media / Telecom - Broadcasting—0.1%
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.842%, 12/17/26(4)	100	93
Media / Telecom - Cable/Wireless Video—0.4%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.446%, 8/2/27(4)	246	243
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.503%, 11/12/27(4)	$ 145	$ 141
		384

Media / Telecom - Diversified Media—0.5%
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.196%, 7/28/28(4)	170	167
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.398%, 4/11/29(4)	175	159
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month Term SOFR + 2.864%) 8.196%, 5/18/25(4)	160	159
		485

Retail—0.6%
EG America LLC (3 month LIBOR + 4.000%) 0.000%, 2/7/25(4)(8)	303	303
Great Outdoors Group LLC Tranche B-2 (1 month Term SOFR + 3.864%) 9.196%, 3/6/28(4)	129	129
PetsMart LLC (1 month Term SOFR + 3.850%) 9.181%, 2/11/28(4)	127	126
		558

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Service—1.4%
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.931%, 12/11/28(4)	$ 154	$ 148
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.619%, 4/20/29(4)	180	179
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.081%, 3/31/28(4)	165	164
DXP Enterprises, Inc. (3 month Term SOFR + 5.250%) 10.444%, 12/23/27(4)	166	165
Garda World Security Corp. Tranche B-2 (1 month Term SOFR + 4.350%) 9.668%, 10/30/26(4)	65	65
Grab Holdings, Inc. (1 month Term SOFR + 4.614%) 9.946%, 1/29/26(4)	77	77
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.242%, 5/23/30(4)	225	225
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.181%, 2/1/28(4)	147	146
PODS LLC (1 month Term SOFR + 3.114%) 8.446%, 3/31/28(4)	161	156
TMF Sapphire Bidco B.V. Tranche B-2 (2 month Term SOFR + 5.000%) 10.370%, 5/3/28(4)	70	70
		1,395

	Par Value	Value

Transportation - Automotive—0.6%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-6 month Term SOFR + 3.600%) (8.436% - 8.912%), 12/13/29(4)	$ 236	$ 236
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.081%, 5/6/30(4)	255	254
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 3.750%) 9.380%, 10/28/27(4)	138	128
		618

Utilities—0.2%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.750%) 8.196%, 8/1/25(4)	160	159
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.564%, 8/7/29(4)	70	70
		229

Total Leveraged Loans (Identified Cost $13,869)		13,898
	Shares
Preferred Stocks—2.3%
Financials—1.9%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	275(9)	245
MetLife, Inc. Series D, 5.875%	213(9)	199
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Shares	Value
Financials—continued
Truist Financial Corp. Series Q, 5.100%	315(9)	$ 275
Zions Bancorp NA, 6.950%	47,150	1,179
		1,898

Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.882%(4)	361(9)	361
Total Preferred Stocks (Identified Cost $2,344)		2,259

Common Stocks—0.1%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(5)(10)	29,850	9
NMG Parent LLC(5)(10)	618	71
		80

Total Common Stocks (Identified Cost $215)		80

Total Long-Term Investments—143.7% (Identified Cost $154,701)		139,694

TOTAL INVESTMENTS—143.7% (Identified Cost $154,701)		$139,694(11)
Other assets and liabilities, net—(43.7)%		(42,486)
NET ASSETS—100.0%		$97,208

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, these securities amounted to a value of $68,472 or 70.4% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of August 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	This loan will settle after August 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	All or a portion of securities is segregated as collateral for borrowings.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
Country Weightings†
United States	58%
Mexico	6
Indonesia	3
Canada	3
Turkey	2
Saudi Arabia	2
Netherlands	2
Other	24
Total	100%
†%of total investments as of August 31, 2023.
The following table summarizes the value of the Fund’s investments as of August 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$12,298	$—	$11,912	$386
Corporate Bonds and Notes	63,853	—	63,850	3
Foreign Government Securities	28,029	—	28,029	—
Leveraged Loans	13,898	—	13,898	—
Mortgage-Backed Securities	11,450	—	11,450	—
Municipal Bonds	2,171	—	2,171	—
U.S. Government Securities	5,656	—	5,656	—
Equity Securities:
Preferred Stocks	2,259	1,179	1,080	—
Common Stocks	80	—	—	80
Total Investments	$139,694	$1,179	$138,046	$469
Security held by the Fund with an end of period value of $13 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Security held by the Fund with an end of period value of $386 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended August 31, 2023.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
Note 1. Significant Accounting Policies
A.	Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.